Variable Portfolio – Managed Risk U.S. Fund
First Quarter Report
March 31, 2025 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Variable Portfolio – Managed Risk U.S. Fund, March 31, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Equity Funds 52.4%
	Shares	Value ($)
U.S. Large Cap 52.4%
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	357,229	37,848,399
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares(a),(b)	1,711,014	37,265,883
CTIVP® – Principal Blue Chip Growth Fund, Class 1 Shares(a),(b)	464,811	31,867,483
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	823,603	33,487,695
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares(a),(b)	1,529,920	67,102,294
Total		207,571,754
Total Equity Funds (Cost $114,395,972)		207,571,754

Exchange-Traded Fixed Income Funds 8.8%

Investment Grade 8.8%
iShares Core U.S. Aggregate Bond ETF	182,500	18,052,900
iShares iBoxx $ Investment Grade Corporate Bond ETF	9,685	1,052,663
Vanguard Intermediate-Term Corporate Bond ETF	31,150	2,546,824
Vanguard Total Bond Market ETF	180,000	13,221,000
Total		34,873,387
Total Exchange-Traded Fixed Income Funds (Cost $34,374,682)		34,873,387

Fixed Income Funds 30.1%

Investment Grade 30.1%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	6,691,506	57,747,697
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares(a)	6,250,583	61,693,252
Total		119,440,949
Total Fixed Income Funds (Cost $129,583,129)		119,440,949

Residential Mortgage-Backed Securities - Agency 4.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uniform Mortgage-Backed Security TBA(c)
04/16/2040- 04/14/2055	3.000%	5,570,000	4,848,171
04/16/2040- 04/14/2055	3.500%	2,100,000	1,923,838
04/16/2040- 04/14/2055	4.000%	5,125,000	4,802,671
04/14/2055	4.500%	3,925,000	3,754,135
04/14/2055	5.000%	1,950,000	1,911,098
Total Residential Mortgage-Backed Securities - Agency (Cost $17,180,231)			17,239,913

Put Option Contracts Purchased 0.7%
Value ($)
(Cost $2,579,448)	2,623,315

Money Market Funds 7.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.504%(a),(d)	29,285,231	29,279,374
Total Money Market Funds (Cost $29,272,531)		29,279,374
Total Investments in Securities (Cost: $327,385,993)		411,028,692
Other Assets & Liabilities, Net		(14,538,151)
Net Assets		396,490,541
At March 31, 2025, securities and/or cash totaling $2,573,968 were pledged as collateral.

Variable Portfolio – Managed Risk U.S. Fund  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Managed Risk U.S. Fund, March 31, 2025 (Unaudited)
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	61	06/2025	USD	17,242,413	41,861	—
S&P 500 Index E-mini	5	06/2025	USD	1,413,313	—	(4,950)
U.S. Long Bond	1	06/2025	USD	117,281	2,422	—
U.S. Treasury 2-Year Note	6	06/2025	USD	1,243,031	5,356	—
U.S. Treasury 5-Year Note	5	06/2025	USD	540,781	2,804	—
U.S. Treasury Ultra Bond	1	06/2025	USD	122,250	2,514	—
Total					54,957	(4,950)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Russell 2000 Index E-mini	(23)	06/2025	USD	(2,331,165)	—	(16,502)
U.S. Treasury 10-Year Note	(32)	06/2025	USD	(3,559,000)	—	(24,627)
Total					—	(41,129)

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
S&P 500 Index	Morgan Stanley	USD	36,477,025	65	4,700.00	06/18/2026	966,067	869,050
S&P 500 Index	Morgan Stanley	USD	35,354,655	63	4,600.00	12/18/2026	828,987	991,305
S&P 500 Index	Morgan Stanley	USD	24,692,140	44	4,700.00	12/18/2026	784,394	762,960
Total							2,579,448	2,623,315

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
CDX North America Investment Grade Index, Series 44	Morgan Stanley	06/20/2030	1.000	Quarterly	0.616	USD	11,000,000	(14,204)	—	—	—	(14,204)
* Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 4.504%
	36,659,201	21,957,527	(29,333,928)	(3,426)	29,279,374	—	3,489	340,629	29,285,231
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	40,854,186	281,465	(492,521)	(2,794,731)	37,848,399	—	311,009	—	357,229
Variable Portfolio – Managed Risk U.S. Fund  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Managed Risk U.S. Fund, March 31, 2025 (Unaudited)
Notes to Portfolio of Investments (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	57,723,656	757,450	(3,657,713)	2,924,304	57,747,697	—	(920,274)	—	6,691,506
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares
	40,858,853	323,317	(683,482)	(3,232,805)	37,265,883	—	255,476	—	1,711,014
CTIVP® – Principal Blue Chip Growth Fund, Class 1 Shares
	34,016,577	35,891	(510,921)	(1,674,064)	31,867,483	—	269,208	—	464,811
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	33,357,765	186,725	(795,847)	739,052	33,487,695	—	442,143	—	823,603
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares
	61,907,884	870,524	(3,417,948)	2,332,792	61,693,252	—	(533,228)	—	6,250,583
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares
	71,445,948	714,111	(1,393,271)	(3,664,494)	67,102,294	—	449,686	—	1,529,920
Total	376,824,070			(5,373,372)	356,292,077	—	277,509	340,629

(b)	Non-income producing investment.
(c)	Represents a security purchased on a when-issued basis.
(d)	The rate shown is the seven-day current annualized yield at March 31, 2025.
Abbreviation Legend
TBA	To Be Announced
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Variable Portfolio – Managed Risk U.S. Fund  | 2025

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